SIGNIFICANT ACCOUNTING POLICIES (Details - Income tax provision) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Accounting Policies [Abstract]
Expected tax (benefit) at 21%	$ (34,746)	$ 247,833
Non-deductible expense (non-taxable income) from derivative liability	(190,247)	(401,444)
Non-deductible amortization of debt discounts	23,340	14,832
Change in valuation allowance	201,653	138,779
Provision for income taxes	$ 0	$ 0